LOANS - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Percentage of loan portfolio to earning assets	75.30%	74.00%
Loan to value ratio	80.00%
Troubled debt restructurings, balance	$ 4,100,000	$ 6,900,000	$ 6,800,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Outstanding Balance	2,199,477
Loans and Leases Receivable, Allowance	7,510,000	6,747,000	6,095,000	$ 5,728,000
trouble debt restructuring member [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Allowance	208,000	0	0
Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Non- Accrual	$ 389,000	$ 437,000	$ 321,000